Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities
Accounts Payable and Accrued Liabilities

10.Accounts Payable and Accrued Liabilities

	December 31,	December 31,
	2022	2021

Accounts Payable and Accrued Liabilities	$18,850	$3,544
Accrued Interest	1,300	1,164
Withholding tax liabilities	14	—
	$20,164	$4,708

Accounts payable and accrued liabilities comprise primarily of trade payables incurred in the normal course of business and mainly relate to the development of the Refinery. Included in accounts payable and accrued liabilities are amounts totalling $389 (December 31, 2021 - $786) due to related parties (Note 25) related to compensation.  The accrued interest relates to interest owing on the Convertible Notes, which is paid semi-annually in February and August each year.